Personnel expenses - Employees by health percentage (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Percentage of employees absence due to sickness	2.90%	3.50%	2.10%